Debt (Details) - Schedule of Principal Fees and Event of Default Costs Accrued - Amended and Restated Notes [Member]	Dec. 31, 2022 USD ($)
Debt (Details) - Schedule of Principal Fees and Event of Default Costs Accrued [Line Items]
Principal amount	$ 9,667,315
Increase for redemption price	2,416,829
Fees added to outstanding balance	7,196,743
Notes payable outstanding at the end of year	$ 19,280,887